INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense	$ 1,575,276		$ 647,159	$ 647,159
Impairment losses of intangible assets	$ 0	$ 0